2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Average exchange rates for year | Renminbi
Exchange rate at year end	611.90%	609.69%	628.55%
Average exchange rates for year | Hong Kong dollars
Exchange rate at year end	614.43%	619.83%	631.14%
Renminbi
Exchange rate at year end	775.67%	775.46%	775.22%
Hong Kong dollars
Exchange rate at year end	775.56%	775.73%	775.75%